Fair Value Measurements - Schedule of the activity in warrant liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Fair value at beginning	$ 1,253	$ 7,852
Issuance of warrants			$ 14,798
Change in fair value of liability	(498)	(6,599)	(6,946)
Fair value at ending	755	1,253	7,852
Series A warrants
Fair Value Measurements
Fair value at beginning	15	1,812
Issuance of warrants			5,285
Change in fair value of liability	(15)	(1,797)	(3,473)
Fair value at ending	0	15	1,812
Series B warrants
Fair Value Measurements
Fair value at beginning	1,238	6,040
Issuance of warrants			9,513
Change in fair value of liability	(483)	(4,802)	(3,473)
Fair value at ending	$ 755	$ 1,238	$ 6,040